Share Capital - Schedule of Reconciliation of Change in Number of Authorized Shares, Shares Issued and Fully Paid, Treasury Shares and Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Issued and fully paid shares, beginning balance	130,144	130,144
Issued and fully paid shares, ending balance	130,144	130,144
Common Stock
Disclosure of classes of share capital [line items]
Authorized shares, beginning balance	216,742,000	216,742,000
Authorized shares, ending balance	216,742,000	216,742,000
Issued and fully paid shares, beginning balance	199,500,000	199,500,000
Issued and fully paid shares, ending balance	199,500,000	199,500,000
Number of shares outstanding at beginning of period	190,309,970	192,187,223
Number of shares outstanding at end of period	189,333,465	190,309,970
Common Stock | GDR Options Exercised
Disclosure of classes of share capital [line items]
Number of options exercised	618,788	499,472
Common Stock | GDR Buyback Program
Disclosure of classes of share capital [line items]
Number of shares repurchased	(1,595,293)	(2,376,725)
Common Stock | Treasury Shares
Disclosure of classes of share capital [line items]
Treasury shares, beginning balance	(9,190,030)	(7,312,777)
Treasury shares, ending balance	(10,166,535)	(9,190,030)
Common Stock | Treasury Shares | GDR Options Exercised
Disclosure of classes of share capital [line items]
Number of options exercised	618,788	499,472
Common Stock | Treasury Shares | GDR Buyback Program
Disclosure of classes of share capital [line items]
Number of shares repurchased	(1,595,293)	(2,376,725)